Financial Assets and Financial Liabilities - Schedule of Information About Sensitivity to Change of Floating Rates (Detail) - Interest rate risk [member] - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Key rate of the Central Bank of Russia [member]
Disclosure of detailed information about sensitivity to change of floating rates [line items]
Decrease in profit before tax based on floating rates	₽ (2,387)	₽ (3,116)	₽ (1,922)
Increase in profit before tax based on floating rates	₽ 1,592	₽ 3,116	₽ 2,563
Percentage of increase in floating rate	1.50%	1.25%	0.75%
Percentage of decrease in floating rate	1.00%	1.25%	1.00%
LIBOR [member]
Disclosure of detailed information about sensitivity to change of floating rates [line items]
Decrease in profit before tax based on floating rates	₽ (361)	₽ (145)	₽ (226)
Increase in profit before tax based on floating rates	₽ 90	₽ 145	₽ 68
Percentage of increase in floating rate	1.00%	0.35%	0.50%
Percentage of decrease in floating rate	0.25%	0.35%	0.15%
EURIBOR [member]
Disclosure of detailed information about sensitivity to change of floating rates [line items]
Decrease in profit before tax based on floating rates	₽ (225)	₽ (126)	₽ (190)
Increase in profit before tax based on floating rates	₽ 225	₽ 126	₽ 9
Percentage of increase in floating rate	0.20%	0.15%	0.20%
Percentage of decrease in floating rate	0.20%	0.15%	0.01%